Non-controlling Interests and Equity Attributable to Other Equity Instruments Holders (Tables)	6 Months Ended
Sep. 30, 2019
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Non-controlling Interests
Non-controlling interests at September 30, 2019 and March 31, 2019 consisted of the following:

	At September 30, 2019	At March 31, 2019
	(In millions)
Preferred securities issued by subsidiaries	¥263,500	¥436,500
Others	63,548	57,623

Total non-controlling interests	¥327,048	¥494,123

Preferred Securities Issued by Subsidiaries
Preferred securities issued by subsidiaries consisted of the following:

	Redemption at the option of Issuer (1)	At September 30, 2019	At March 31, 2019
		(In millions)
SMFG Preferred Capital JPY 2 Limited
Series B (non-cumulative perpetual preferred securities)	July 2019	—	140,000
Series E (non-cumulative perpetual preferred securities)	July 2019	—	33,000
SMFG Preferred Capital JPY 3 Limited
Series A (non-cumulative step-up perpetual preferred securities)	January 2020	99,000	99,000
Series B (non-cumulative perpetual preferred securities)	January 2020	164,500	164,500

Preferred securities issued by subsidiaries		¥263,500	¥436,500

(1)
Subject to the prior approval of the Financial Services Agency of Japan (“FSA”), preferred securities are redeemable at any dividend payment date on and after a specific month in principle and the month shown in this column is such a specific month of each preferred security.

Equity Attributable to Other Equity Instruments Holders
Equity attributable to other equity instruments holders at September 30, 2019 and March 31, 2019 consisted of the following:

	At September 30, 2019	At March 31, 2019
	(In millions)
Perpetual subordinated bonds	¥684,679	¥598,703

Total equity attributable to other equity instruments holders	¥684,679	¥598,703